Investments and Fair Value Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments And Fair Value Instruments [Abstract]
Summary of Amortized Cost and Fair Value of Investment Securities Portfolio

The following tables summarize the amortized cost and fair value of the investment securities portfolio at September 30, 2024 and December 31, 2023 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
September 30, 2024
Cash equivalents:
Money market funds	$2,770	$—	$—	$2,770
Short-term investments:
Treasury bills	2,523	117	—	2,640
Total Assets at Fair Value	$5,293	$117	$—	$5,410

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2023
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,023	101	—	$5,124
Total Assets at Fair Value	$9,948	$101	$—	$10,049

The following tables summarize the amortized cost and fair value of the investment securities portfolio at December 31, 2023 and 2022:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2023
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,023	101	—	5,124
Total Assets at Fair Value	$9,948	$101	$—	$10,049

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2022
Cash equivalents:
Money market funds	$18,620	$—	$—	$18,620
Total Assets at Fair Value	$18,620	$—	$—	$18,620

Summary of Fair Value of Investment Securities

The fair value of the investment securities at September 30, 2024 were as follows:

	Fair Value Measurements at September 30, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$2,770	$—	$—	$2,770
Short-term investments:
Treasury bills	2,640	—	—	2,640
Total Assets at Fair Value	$5,410	$—	$—	$5,410

The fair value of the investment securities at December 31, 2023 were as follows:

	Fair Value Measurements at December 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,124	—	—	5,124
Total Assets at Fair Value	$10,049	$—	$—	$10,049

The fair value of the investment securities at December 31, 2023 were as follows:

	Fair Value Measurements at December 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,124	—	—	5,124
Total Assets at Fair Value	$10,049	$—	$—	$10,049

The fair value of the investment securities at December 31, 2022 were as follows:

	Fair Value Measurements at December 31, 2022
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$18,620	$—	$—	$18,620
Total Assets at Fair Value	$18,620	$—	$—	$18,620

Summary of Preferred Investment Option Liabilities Measured and Recorded on Recurring Basis using Black-Scholes Model

The preferred investment option liabilities were measured and recorded on a recurring basis using the Black-Scholes Model with the following assumptions as of September 30, 2024 and December 31, 2023:

	March 2023 Options - Series A & March 2023 Placement Agent Options		March 2023 Options - Series B		August 2022 Options & August 2022 Placement Agent Options
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Remaining term (in years)	3.40	4.16	—	0.61	2.92	3.67
Expected volatility	86.9%	91.7%	—	78.7%	91.8%	90.5%
Risk-free interest rate	3.6%	3.9%	—	5.2%	3.6%	4.0%
Expected dividend yield	0%	0%	—	0%	0%	0%

The preferred investment option liabilities were measured and recorded on a recurring basis using the Black-Scholes Model with the following assumptions at December 31, 2023 and 2022:

	March 2023 Options - Series A & March 2023 Placement Agent Options		March 2023 Options - Series B		August 2022 Options & August 2022 Placement Agent Options
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Remaining term (in years)	4.16	—	0.61	—	3.67	4.67
Expected volatility	91.7%	—	78.7%	—	90.5%	106.2%
Risk-free interest rate	3.9%	—	5.2%	—	4.0%	4.0%
Expected dividend yield	0%	—	0%	—	0%	0%

Summary of Changes in Fair Value and Other Adjustments of Assets and Liabilities

The following table sets forth the establishment of the Company’s Level 3 assets and liabilities, as well as a summary of the changes in the fair value and other adjustments (in thousands):

(Dollars in thousands)	March 2023 Options - Series A	March 2023 Options - Series B	March 2023 Placement Agent Options	August 2022 Options	August 2022 Placement Agent Options	Note Receivable Bifurcated Derivatives	Contingent Liabilities	Total
Balance as of December 31, 2023	$1,008	$41	$46	$159	$3	$—	$2,000	$3,257
Initial recognition	—	—	—	—	—	250	—	250
Change in fair value	(378)	(41)	(19)	(53)	(2)	—	—	(493)
Balance as of September 30, 2024	$630	$—	$27	$106	$1	$250	$2,000	$3,014

The following table sets forth the establishment of the Company’s Level 3 liabilities, as well as a summary of the changes in the fair value and other adjustments (in thousands):

(Dollars in thousands)	March 2023 Options - Series A	March 2023 Options - Series B	March 2023 Placement Agent Options	August 2022 Options	August 2022 Placement Agent Options	Contingent Liabilities	Total
Balance as of December 31, 2022	$—	$—	$—	$767	$39	$2,000	$2,806
Initial recognition	4,324	2,274	212	—	—	—	6,810
Change in fair value and other adjustments	(3,316)	(2,233)	(166)	(608)	(36)	—	(6,359)
Balance as of December 31, 2023	$1,008	$41	$46	$159	$3	$2,000	$3,257